Deferred revenue	12 Months Ended
Dec. 31, 2017
Deferred revenue
Deferred revenue

23Deferred revenue

In 2016, NEXA, through its subsidiary NEXA UK, conducted a transaction called “silver streaming”, which consists of the anticipated sale of the referential content of the silver that is incorporated in the ore concentrates.

In this context, on December 20, 2016, NEXA UK signed an agreement with Triple Flag Mining Finance Bermuda Ltda. (“Triple Flag”) by which NEXA UK sells to Triple Flag silver certificates in an amount equivalent to 65% of the silver content in the ore concentrate sold by the Company to its customers.  Sales taken as reference are those associated exclusively with the ore extracted from the Cerro Lindo Mining Unit, located in Peru, with silver content.

In addition, by this agreement, sales of silver certificates to Triple Flag are limited to a total of 19,500 of the ounces that the Company sells to its customers. Once that limit is reached, sales under the stream will be made for 25% of the silver content in the Company’s sales of concentrate for a period equivalent to the life of said mining unit.

As consideration, Triple Flag makes the following payments: i) an advance payment of US$ 250,000 which will not be reimbursed; and ii) additional payments at the date of delivery of the ounces of silver payable equivalent to 10% of the spot silver price at the date of settlement.

The resources obtained from the referred transaction are intended to be used in current operations and the potential development of NEXA’s projects.

The prepayment for US$ 250,000 received on December 21, 2016 was recorded in this item and is recognized as revenue together with the additional payments as the silver certificates are delivered to Triple Flag.  The Group delivers the certificates as the silver contents of its concentrate sales are collected from its customers that buy ore concentrates.

For the period ended December 31, 2017, NEXA UK delivered ore (silver certificates) to Triple Flag in accordance with the terms of the silver streaming agreement for a total of 2,372,983 ounces. As a result, the consolidated statement of income showed revenue from this transaction for US$ 36,299. The movements in the deferred income arising from this transaction are shown below:

At January 2017	250,000
Revenue recognition for ore delivery	(36,299)
Accretion for period	8,184

At December 2017	221,885

Current	31,296
Non-current	190,589

221,885